Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001732078
Document Type	N-CSRS
Entity Registrant Name	Flat Rock Opportunity Fund
Document Period End Date	Jun. 30, 2025
Amendment Flag	false